GOODWILL AND INTANGIBLES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 6,332,000		$ 0
Intangible Assets, Gross (Excluding Goodwill)	5,900,000		0
Finite-Lived Intangible Assets, Accumulated Amortization	(123,000)		0
Intangible Assets, Net (Excluding Goodwill)	5,777,000		$ 0
Amortization of Intangible Assets	123,000	$ 0
Finite-Lived Intangible Assets, Accumulated Amortization	$ 590,000